PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	December 31,	December 31,
	2015	2014
	$	$
Prepaid expenses and other receivables	120,661	18,172
Prepaid insurance	12,966	40,630
Sales taxes receivable (i)	54,590	22,328
	188,217	81,130

i)	Sales tax receivable represents net harmonized sales taxes (HST) input tax credits receivable from the Government of Canada.